Share capital - National Dream Limited (Details)								1 Months Ended		13 Months Ended
	Dec. 13, 2019 CNY (¥) shares	Nov. 27, 2019 USD ($) shares	Nov. 27, 2019 CNY (¥) shares	Nov. 26, 2019 USD ($) shares	Nov. 26, 2019 CNY (¥) shares	Mar. 11, 2019 USD ($) shares	Mar. 11, 2019 CNY (¥) shares	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Aug. 30, 2019 CNY (¥)
Disclosure of classes of share capital [line items]
Total consideration | ¥	¥ 2,007,034,549								¥ 4,750,965,000	¥ 192,082,000
Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Total consideration		$ 5,284,830	¥ 37,175,000
National Dream Limited
Disclosure of classes of share capital [line items]
Ordinary shares subscribed by related party						1,748,501	1,748,501
Total consideration						$ 13,114,000	¥ 88,030,000
Great Lakes Limited
Disclosure of classes of share capital [line items]
Ordinary shares subscribed by related party				1,267,520	1,267,520
Total consideration				$ 9,506,400	¥ 66,877,000
Blossom View Limited | Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Ordinary shares subscribed by related party		563,714	563,714
Gold Planning Limited | Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Ordinary shares subscribed by related party		140,930	140,930
Ordinary shares
Disclosure of classes of share capital [line items]
Total consideration								$ 750,000,000	¥ 4,750,965,000
Number of new shares issued (in shares)	93,600,000
ADSs
Disclosure of classes of share capital [line items]
Number of new shares issued (in shares)	31,200,000